United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-23259
(Investment Company Act File Number)

Federated Hermes Adviser Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-10-31

Date of Reporting Period: Six months ended 2026-04-30

Item 1.	Reports to Stockholders

Federated Hermes SDG Engagement Equity Fund
Class A Shares / FHEQX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Adviser Series
This semi-annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$61	1.19%
Key Fund Statistics
Net Assets	$88,928,454
Number of Investments	58
Portfolio Turnover	25%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423A101
Q454422-A (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes SDG Engagement Equity Fund

Federated Hermes SDG Engagement Equity Fund
Institutional Shares / FHESX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Adviser Series
This semi-annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$48	0.94%
Key Fund Statistics
Net Assets	$88,928,454
Number of Investments	58
Portfolio Turnover	25%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423A309
Q454422-B (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes SDG Engagement Equity Fund

Federated Hermes SDG Engagement Equity Fund
Class R6 Shares / FHERX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Adviser Series
This semi-annual shareholder report contains important information about the Federated Hermes SDG Engagement Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$46	0.89%
Key Fund Statistics
Net Assets	$88,928,454
Number of Investments	58
Portfolio Turnover	25%
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423A408
Q454422-C (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes SDG Engagement Equity Fund
Federated Hermes MDT Large Cap Value Fund
Class A Shares / FSTRX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Adviser Series
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$52	0.99%
Key Fund Statistics
Net Assets	$2,347,689,560
Number of Investments	126
Portfolio Turnover	32%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 314209206
Q454127-A (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Value Fund

Federated Hermes MDT Large Cap Value Fund
Class C Shares / QCLVX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Adviser Series
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$93	1.76%
Key Fund Statistics
Net Assets	$2,347,689,560
Number of Investments	126
Portfolio Turnover	32%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 314209404
Q454127-B (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Value Fund

Federated Hermes MDT Large Cap Value Fund
Class R Shares / QRLVX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Adviser Series
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$76	1.44%
Key Fund Statistics
Net Assets	$2,347,689,560
Number of Investments	126
Portfolio Turnover	32%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 314209503
Q454127-C (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Value Fund

Federated Hermes MDT Large Cap Value Fund
Institutional Shares / FMSTX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Adviser Series
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$41	0.77%
Key Fund Statistics
Net Assets	$2,347,689,560
Number of Investments	126
Portfolio Turnover	32%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 314209701
Q454127-D (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Value Fund

Federated Hermes MDT Large Cap Value Fund
Service Shares / FSTKX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Adviser Series
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$52	0.99%
Key Fund Statistics
Net Assets	$2,347,689,560
Number of Investments	126
Portfolio Turnover	32%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 314209800
Q454127-E (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Value Fund

Federated Hermes MDT Large Cap Value Fund
Class R6 Shares / FSTLX
Semi-Annual Shareholder Report | April 30, 2026
A Portfolio of Federated Hermes Adviser Series
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$37	0.70%
Key Fund Statistics
Net Assets	$2,347,689,560
Number of Investments	126
Portfolio Turnover	32%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 314209602
Q454127-F (6/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Value Fund

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	A | FHEQX	Institutional | FHESX	R6 | FHERX

Federated Hermes SDG Engagement Equity Fund

A Portfolio of Federated Hermes Adviser Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.5%
		Australia—1.9%
88,336		Ansell Ltd.	$ 1,693,966
		Belgium—1.4%
94,083		Azelis Group NV	1,245,359
		Finland—1.0%
27,779		Huhtamaki Oyj	889,158
		Germany—1.3%
33,715		Bechtle AG	1,147,859
		Hong Kong—1.9%
114,240		Techtronic Industries Co.	1,663,715
		Italy—1.8%
67,557		Technogym S.P.A.	1,592,017
		Japan—9.6%
156,450		Blue Zones Holdings Co., Ltd.	1,746,792
23,312		Horiba Ltd.	3,258,280
51,400	[1]	JMDC Inc.	1,097,101
42,527		NIFCO, Inc.	1,260,566
11,500		Organo Corp.	1,172,246
		TOTAL	8,534,985
		Netherlands—1.5%
33,999		Aalberts N.V.	1,300,399
		Peru—2.0%
5,647		Credicorp Ltd.	1,830,588
		Spain—4.2%
108,864		Merlin Properties SOCIMI SA	1,900,453
26,660		Viscofan Industria Navarra De Envolturas Celulosicas SA	1,879,153
		TOTAL	3,779,606
		Switzerland—2.9%
1,052		Belimo Holding AG	970,430
2,459		Burckhardt Compression Holdings AG	1,646,418
		TOTAL	2,616,848
		United Kingdom—7.2%
3,784,551	[1]	AFC Energy PLC	783,430
782,677		Anglo Pacific Group PLC	1,467,363
19,480		DCC PLC	1,473,823
513,937		Harworth Group PLC	933,754
226,366	[1]	Molten Ventures PLC	1,724,187
		TOTAL	6,382,557
		United States—60.1%
11,807		Aaon, Inc.	1,101,711
13,625		Alliant Energy Corp.	1,000,484
16,006		Aptargroup, Inc.	1,979,622
6,166		Assurant, Inc.	1,456,841
2,872	[1]	Axon Enterprise, Inc.	1,153,855
17,416		Brunswick Corp.	1,383,701
5,897	[1]	Clean Harbors, Inc.	1,843,874
1,086		Comfort Systems USA, Inc.	1,998,511
26,264	[1]	Core & Main, Inc.	1,322,918
10,187		Crane Co.	1,810,536
Semi-Annual Financial Statements and Additional Information
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
96,012	[2]	Diversified Energy Co.	$ 1,574,495
7,079		Eagle Materials, Inc.	1,487,369
7,408		Entegris, Inc.	1,047,343
7,785		Equifax, Inc.	1,354,123
8,429	[1]	Guidewire Software, Inc.	1,166,489
10,794	[1]	ICU Medical, Inc.	1,286,645
18,961		Jefferies Financial Group, Inc.	914,299
13,215	[1]	Kirby Corp.	1,989,386
10,027	[1]	Novanta, Inc.	1,298,797
25,908		nVent Electric PLC	3,702,253
11,714		Reinsurance Group of America, Inc.	2,477,042
2,790		Royal Gold, Inc.	651,130
16,180		RPM International, Inc.	1,648,580
25,870	[1]	Samsara, Inc.	743,504
630,593		Samsonite International SA	1,157,736
20,199		Service Corp. International	1,636,725
3,466	[1]	Silicon Laboratories, Inc.	754,548
9,380		Simpson Manufacturing Co., Inc.	1,789,047
9,950		STERIS PLC	2,157,956
23,888	[1]	Trex Co., Inc.	936,410
4,191	[1]	Tyler Technologies, Inc.	1,429,718
7,724		West Pharmaceutical Services, Inc.	2,298,585
7,806	[1]	WEX, Inc.	1,173,476
5,095		Wingstop, Inc.	835,886
19,217		Wintrust Financial Corp.	2,893,504
		TOTAL	53,457,099
		Vietnam—0.7%
207,700		FPT Corp	594,705
		TOTAL INVESTMENT IN SECURITIES—97.5% (IDENTIFIED COST $63,517,600)[3]	86,728,861
		OTHER ASSETS AND LIABILITIES - NET—2.5%[4]	2,199,593
		NET ASSETS—100%	$88,928,454

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2026, these restricted securities amounted to $1,574,495, which represented 1.8% of net assets.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
2

The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$50,724,868	$2,732,231	$—	$53,457,099
International	1,830,588	31,441,174	—	33,271,762
TOTAL SECURITIES	$52,555,456	$34,173,405	$—	$86,728,861
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.83	$13.97	$11.41	$11.11	$13.98	$10.31
Income From Investment Operations:
Net investment income[1]	0.01	0.10	0.12	0.09	0.09	0.04
Net realized and unrealized gain (loss)	1.05	(0.01)	2.55	0.22	(2.92)	3.74
TOTAL FROM INVESTMENT OPERATIONS	1.06	0.09	2.67	0.31	(2.83)	3.78
Less Distributions:
Distributions from net investment income	(0.11)	(0.14)	(0.11)	(0.01)	(0.04)	(0.11)
Distributions from net realized gain	(0.39)	(0.09)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.50)	(0.23)	(0.11)	(0.01)	(0.04)	(0.11)
Net Asset Value, End of Period	$14.39	$13.83	$13.97	$11.41	$11.11	$13.98
Total Return[2]	7.84%	0.74%	23.47%	2.83%	(20.31)%	36.82%
Ratios to Average Net Assets:
Net expenses[3]	1.19%[4,5]	1.19%[5]	1.19%[5]	1.19%[5]	1.19%	1.19%[5]
Net investment income	0.10%[4]	0.77%	0.84%	0.71%	0.69%	0.34%
Expense waiver/reimbursement[6]	0.35%[4]	0.35%	0.32%	0.38%	0.57%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$733	$719	$648	$256	$156	$194
Portfolio turnover[7]	25%	24%	19%	14%	15%	13%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.19%, 1.18%, 1.18%, 1.19% and 1.18% for the six months ended April 30, 2026, and the years ended October 31, 2025, 2024, 2023 and 2021, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.88	$14.03	$11.44	$11.14	$14.05	$10.34
Income From Investment Operations:
Net investment income[1]	0.02	0.13	0.15	0.12	0.12	0.07
Net realized and unrealized gain (loss)	1.06	(0.01)	2.57	0.22	(2.93)	3.75
TOTAL FROM INVESTMENT OPERATIONS	1.08	0.12	2.72	0.34	(2.81)	3.82
Less Distributions:
Distributions from net investment income	(0.14)	(0.18)	(0.13)	(0.04)	(0.10)	(0.11)
Distributions from net realized gain	(0.39)	(0.09)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.53)	(0.27)	(0.13)	(0.04)	(0.10)	(0.11)
Net Asset Value, End of Period	$14.43	$13.88	$14.03	$11.44	$11.14	$14.05
Total Return[2]	7.99%	0.93%	23.84%	3.08%	(20.11)%	37.11%
Ratios to Average Net Assets:
Net expenses[3]	0.94%[4,5]	0.94%[5]	0.94%[5]	0.94%[5]	0.94%	0.94%[5]
Net investment income	0.35%[4]	0.97%	1.08%	0.98%	0.93%	0.55%
Expense waiver/reimbursement[6]	0.31%[4]	0.33%	0.30%	0.33%	0.53%	0.60%
Supplemental Data:
Net assets, end of period (000 omitted)	$88,014	$98,379	$102,477	$85,874	$59,692	$63,268
Portfolio turnover[7]	25%	24%	19%	14%	15%	13%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.94%, 0.93%, 0.93%, 0.94% and 0.94% for the six months ended April 30, 2026, and the years ended October 31, 2025, 2024, 2023 and 2021, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,				Period Ended 10/31/2021[1,2]
		2025	2024	2023	2022[1]
Net Asset Value, Beginning of Period	$13.90	$14.05	$11.45	$11.15	$14.05	$13.83
Income From Investment Operations:
Net investment income (loss)[3]	0.03	0.14	0.15	0.13	(0.01)	0.04
Net realized and unrealized gain (loss)	1.05	(0.02)	2.58	0.21	(2.79)	0.18
TOTAL FROM INVESTMENT OPERATIONS	1.08	0.12	2.73	0.34	(2.80)	0.22
Less Distributions:
Distributions from net investment income	(0.14)	(0.18)	(0.13)	(0.04)	(0.10)	—
Distributions from net realized gain	(0.39)	(0.09)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.53)	(0.27)	(0.13)	(0.04)	(0.10)	—
Net Asset Value, End of Period	$14.45	$13.90	$14.05	$11.45	$11.15	$14.05
Total Return[4]	7.98%	0.94%	23.95%	3.08%	(20.04)%	1.59%
Ratios to Average Net Assets:
Net expenses[5]	0.89%[6,7]	0.89%[7]	0.89%[7]	0.89%[7]	0.89%	0.87%[6,7]
Net investment income (loss)	0.40%[6]	1.02%	1.10%	1.03%	(0.13)%	0.28%[6]
Expense waiver/reimbursement[8]	0.29%[6]	0.30%	0.27%	0.31%	0.65%	0.00%[6,9]
Supplemental Data:
Net assets, end of period (000 omitted)	$181	$174	$176	$144	$140	$0[10]
Portfolio turnover[11]	25%	24%	19%	14%	15%	13%[12]

1
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	Reflects operations for the period from June 11, 2021 (commencement of operations) to October 31, 2021.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.89%, 0.88%, 0.88%, 0.89% and 0.86% for the six months ended April 30, 2026, and the years ended October 31, 2025, 2024, 2023 and the period ended October 31, 2021, respectively, after taking into account these expense reductions.

8
The expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

9	Represents less than 0.01%.
10	Represents less than $1,000.
11	Securities that mature are considered sales for purposes of this calculation.
12	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal period ended October 31, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Assets and Liabilities
April 30, 2026 (unaudited)

Assets:
Investment in securities, at value (identified cost $63,517,600)	$86,728,861
Cash	1,610,042
Cash denominated in foreign currencies (identified cost $59,583)	62,047
Receivable for investments sold	414,446
Income receivable	183,273
Receivable for shares sold	40,691
Total Assets	89,039,360
Liabilities:
Payable for portfolio accounting fees	$48,470
Payable for share registration costs	19,220
Payable for auditing fees	17,203
Payable for shares redeemed	13,633
Payable for legal fees	4,879
Payable for investment adviser fee (Note 5)	2,144
Payable for administrative fee (Note 5)	343
Payable for other service fees (Notes 2 and 5)	190
Accrued expenses (Note 5)	4,824
TOTAL LIABILITIES	110,906
Net assets for 6,163,055 shares outstanding	$88,928,454
Net Assets Consist of:
Paid-in capital	$64,894,466
Total distributable earnings (loss)	24,033,988
NET ASSETS	$88,928,454
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($733,010 ÷ 50,955 shares outstanding), no par value, unlimited shares authorized	$14.39
Offering price per share (100/94.50 of $14.39)	$15.23
Redemption proceeds per share	$14.39
Institutional Shares:
Net asset value per share ($88,014,216 ÷ 6,099,562 shares outstanding), no par value, unlimited shares authorized	$14.43
Offering price per share	$14.43
Redemption proceeds per share	$14.43
Class R6 Shares:
Net asset value per share ($181,228 ÷ 12,538 shares outstanding), no par value, unlimited shares authorized	$14.45
Offering price per share	$14.45
Redemption proceeds per share	$14.45
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Operations
Six Months Ended April 30, 2026 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $23,513)	$637,993
Expenses:
Investment adviser fee (Note 5)	$372,387
Administrative fee (Note 5)	38,849
Custodian fees	9,554
Transfer agent fees (Note 2)	45,145
Directors’/Trustees’ fees (Note 5)	643
Auditing fees	18,590
Legal fees	5,408
Other service fees (Notes 2 and 5)	907
Portfolio accounting fees	73,104
Share registration costs	29,418
Printing and postage	12,037
Miscellaneous (Note 5)	18,681
TOTAL EXPENSES	624,723
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(140,761)
Reimbursement of other operating expenses (Notes 2 and 5)	(13,938)
Reduction of custodian fees (Note 6)	(4,309)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(159,008)
Net expenses	465,715
Net investment income	172,278
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions	4,793,016
Net realized loss on foreign exchange contracts	(871)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	1,621,012
Net realized and unrealized gain (loss) on investments, foreign exchange contracts and foreign currency transactions	6,413,157
Change in net assets resulting from operations	$6,585,435
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2026	Year Ended 10/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$172,278	$960,626
Net realized gain	4,792,145	3,214,747
Net change in unrealized appreciation/depreciation	1,621,012	(3,358,278)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,585,435	817,095
Distributions to Shareholders:
Class A Shares	(25,730)	(9,880)
Institutional Shares	(3,740,199)	(1,983,211)
Class R6 Shares	(6,694)	(3,424)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,772,623)	(1,996,515)
Share Transactions:
Proceeds from sale of shares	12,082,915	13,868,904
Net asset value of shares issued to shareholders in payment of distributions declared	3,711,664	1,960,594
Cost of shares redeemed	(28,951,430)	(18,678,536)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,156,851)	(2,849,038)
Change in net assets	(10,344,039)	(4,028,458)
Net Assets:
Beginning of period	99,272,493	103,300,951
End of period	$88,928,454	$99,272,493
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Notes to Financial Statements
April 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of the Federated Hermes SDG Engagement Equity Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to provide long-term capital appreciation alongside positive societal impact.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
10

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $159,008 is disclosed in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$451	$(222)
Institutional Shares	44,683	(13,716)
Class R6 Shares	11	—
TOTAL	$45,145	$(13,938)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$907
For the six months ended April 30, 2026, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Financial Statements and Additional Information
11

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA). Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. At April 30, 2026, the Fund had no outstanding Foreign Exchange Contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $7 and $2, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at April 30, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Diversified Energy Co.	7/24/2020 - 3/26/2026	$1,742,336	$1,574,495
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2026.
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(871)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
12

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,192	$30,952	16,342	$215,317
Shares issued to shareholders in payment of distributions declared	1,871	25,726	737	9,877
Shares redeemed	(5,111)	(72,402)	(11,447)	(160,064)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,048)	$(15,724)	5,632	$65,130
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	847,483	$12,051,963	1,010,893	$13,653,587
Shares issued to shareholders in payment of distributions declared	267,485	3,685,938	145,143	1,950,717
Shares redeemed	(2,101,445)	(28,879,028)	(1,373,281)	(18,518,472)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(986,477)	$(13,141,127)	(217,245)	$(2,914,168)
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	—	$—	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(987,525)	$(13,156,851)	(211,613)	$(2,849,038)
4. FEDERAL TAX INFORMATION
At April 30, 2026, the cost of investments for federal tax purposes was $63,517,600. The net unrealized appreciation of investments for federal tax purposes was $23,211,261. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $27,259,057 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,047,796.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2026, the Adviser voluntarily waived $140,761 of its fee and voluntarily reimbursed $13,938 of transfer agent fees.
Certain of the Fund’s assets are managed by Hermes Investment Management Limited (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.50% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. The Sub-Adviser may from time to time, and for such periods as it deems appropriate, reduce its compensation. The Sub-Adviser agrees to share pro rata in any fee waivers, or expense assumptions and reimbursements, imposed or made by the Adviser or its affiliates.
For the six months ended April 30, 2026, the Sub-Adviser received a net fee of $154,417 after waivers and reimbursements.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Financial Statements and Additional Information
13

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentage of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended April 30, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2026, FSC did not retain any sales charges from the sale of Class A Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSSC, FAS or FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 0.94% and 0.89% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended April 30, 2026, the Fund’s expenses were offset by $4,309 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2026, were as follows:
Purchases	$24,903,299
Sales	$42,228,771
8. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the
Semi-Annual Financial Statements and Additional Information
14

limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2026, the Fund had no outstanding loans. During the six months ended April 30, 2026, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the six months ended April 30, 2026, the program was not utilized.
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
15

Evaluation and Approval of Advisory Contract–May 2025
FEDERATED HERMES SDG ENGAGEMENT EQUITY FUND (THE “FUND”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) and the investment sub-advisory contract between the Adviser and Hermes Investment Management Limited (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Semi-Annual Financial Statements and Additional Information
16

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board considered information about the Advisers’ capabilities and resources with respect to environmental, social and governance (“ESG”) investing, noting that in managing the assets of the Fund, the Advisers seek to invest in companies that, in their view, provide the potential for long-term capital appreciation while also contributing to positive societal impact aligned to the United Nations Sustainable Development Goals. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC.
Semi-Annual Financial Statements and Additional Information
17

The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board also considered information regarding how ESG investing may relate to the Fund’s investment performance. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the one-year and five-year periods, and was above the Performance Peer Group median for the three-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information
18

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Semi-Annual Financial Statements and Additional Information
19

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
20

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes SDG Engagement Equity Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A101
CUSIP 31423A309
CUSIP 31423A408
Q454422 (6/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
April 30, 2026

Share Class | Ticker	A | FSTRX	C | QCLVX	R | QRLVX
	Institutional | FMSTX	Service | FSTKX	R6 | FSTLX

Federated Hermes MDT Large Cap Value Fund

A Portfolio of Federated Hermes Adviser Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
April 30, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Communication Services—7.7%
312,494		Alphabet, Inc., Class A	$ 120,247,691
543,426		AT&T, Inc.	14,199,721
34,423	[1]	Charter Communications, Inc.	5,685,647
269,067		Fox Corp., Class A	17,083,064
16,515		Meta Platforms, Inc.	10,105,694
277,588		Verizon Communications, Inc.	13,332,552
		TOTAL	180,654,369
		Consumer Discretionary—7.9%
604,891		Advance Auto Parts, Inc.	35,997,063
80,371	[1]	Amazon.com, Inc.	21,303,137
87,444		Booking Holdings, Inc.	14,722,072
105,790		eBay, Inc.	10,947,149
117,405	[1]	Five Below, Inc.	27,667,662
284,107		General Motors Co.	21,844,987
206,048	[1]	Lululemon Athletica, Inc.	28,372,810
27,572		McDonald’s Corp.	8,094,864
79,128		TJX Cos., Inc.	12,403,314
9,198	[1]	Ulta Beauty, Inc.	4,943,741
		TOTAL	186,296,799
		Consumer Staples—5.9%
117,247	[1]	Dollar Tree, Inc.	11,385,856
166,313		Estee Lauder Cos., Inc., Class A	12,757,870
69,514		Kimberly-Clark Corp.	6,842,263
152,931		Kroger Co.	10,410,013
223,200	[1]	Maplebear, Inc.	9,452,520
91,928		Molson Coors Beverage Company, Class B	3,929,003
113,773		PepsiCo, Inc.	18,031,883
191,457		Philip Morris International, Inc.	31,603,807
268,345		WalMart Inc.	35,402,756
		TOTAL	139,815,971
		Energy—6.8%
97,604		Cheniere Energy, Inc.	26,836,220
219,192		Devon Energy Corp.	11,259,893
188,134		EOG Resources, Inc.	26,445,996
289,493		Exxon Mobil Corp.	44,677,455
89,172		Marathon Petroleum Corp.	22,140,516
59,748		Phillips 66	10,703,854
29,997		Valero Energy Corp.	7,576,642
148,510		Williams Cos., Inc.	11,332,798
		TOTAL	160,973,374
		Financials—20.2%
55,984		Ameriprise Financial, Inc.	26,580,643
90,247	[1]	Arch Capital Group Ltd.	8,524,732
379,861		Bank of New York Mellon Corp.	51,041,923
8,527	[1]	Berkshire Hathaway, Inc., Class B	4,038,387
43,324		Cboe Global Markets, Inc.	13,001,099
185,444		Charles Schwab Corp.	16,994,088
123,506		Fidelity National Financial, Inc.	6,459,364
935,859	[1]	Fiserv, Inc.	58,631,566
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
9,061		Goldman Sachs Group, Inc.	$ 8,370,280
163,945		Hartford Insurance Group, Inc.	22,429,315
163,005		Interactive Brokers Group, Inc., Class A	12,958,898
135,744		JPMorgan Chase & Co.	42,519,093
87,507		Morgan Stanley	16,677,959
151,559		Northern Trust Corp.	25,210,324
25,060		PNC Financial Services Group, Inc.	5,588,380
160,948		Popular, Inc.	24,195,313
218,682		Prudential Financial, Inc.	21,454,891
232,334		State Street Corp.	35,509,929
134,270		Synchrony Financial	10,231,374
206,123		The Travelers Cos., Inc.	62,896,372
		TOTAL	473,313,930
		Health Care—11.6%
182,946		Abbott Laboratories	16,609,667
155,873		AbbVie, Inc.	32,939,082
98,629	[1]	Align Technology, Inc.	17,359,690
65,916		Amgen, Inc.	22,823,415
28,220	[1]	Biogen, Inc.	5,341,482
66,949		Cardinal Health, Inc.	12,913,123
56,321	[1]	Charles River Laboratories International, Inc.	9,403,917
453,875	[1]	Elanco Animal Health, Inc.	10,153,184
144,760		Gilead Sciences, Inc.	18,940,398
14,996		Humana, Inc.	3,545,654
149,104	[1]	Illumina, Inc.	18,897,441
79,806	[1]	Incyte Genomics, Inc.	7,603,118
124,847		Johnson & Johnson	28,696,083
236,315	[1]	Moderna, Inc.	10,856,311
31,067		Regeneron Pharmaceuticals, Inc.	21,966,233
57,560		UnitedHealth Group, Inc.	21,324,829
79,853	[1]	Veeva Systems, Inc.	12,454,673
		TOTAL	271,828,300
		Industrials—14.2%
27,553		3M Co.	4,037,066
43,229		Automatic Data Processing, Inc.	9,161,954
30,633		C.H. Robinson Worldwide, Inc.	5,569,386
10,767		Caterpillar, Inc.	9,583,814
27,940		Eaton Corp. PLC	12,098,299
68,426		Emerson Electric Co.	9,609,747
58,527		GE Aerospace	16,968,733
37,888		GE Vernova, Inc.	41,050,132
91,795		General Dynamics Corp.	31,605,019
18,265		Honeywell International, Inc.	3,914,737
19,140		Lennox International, Inc.	10,237,795
40,062		Lockheed Martin Corp.	20,750,914
86,575		Masco Corp.	6,217,817
23,114		Northrop Grumman Corp.	13,394,101
101,641		Otis Worldwide Corp.	7,915,801
86,693		RTX Corp.	15,264,037
433,023		Southwest Airlines Co.	16,420,232
91,262	[1]	SPX Technologies, Inc.	19,978,164
33,414		Trane Technologies PLC	16,457,732
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
11,365		TransDigm, Inc.	$ 13,183,173
65,713		Union Pacific Corp.	17,708,339
99,082	[1]	United Airlines Holdings, Inc.	8,917,380
257,379		Veralto Corp.	22,700,828
		TOTAL	332,745,200
		Information Technology—13.2%
227,379		Accenture PLC	40,634,901
63,028		Analog Devices, Inc.	25,353,643
33,852		Applied Materials, Inc.	13,354,276
336,962		Cisco Systems, Inc.	30,832,023
57,938	[1]	Fortinet, Inc.	4,884,753
69,097	[1]	GoDaddy, Inc.	5,996,929
577,274		Hewlett Packard Enterprise Co.	16,608,173
96,186	[1]	Intel Corp.	9,087,653
63,923		Microchip Technology, Inc.	5,939,086
94,523		Micron Technology, Inc.	48,883,515
106,237		Qualcomm, Inc.	19,078,040
79,969		Salesforce, Inc.	14,116,928
50,174		TD SYNNEX Corp.	11,448,703
117,007		Teradyne, Inc.	40,188,394
82,993		Texas Instruments, Inc.	23,327,672
		TOTAL	309,734,689
		Materials—3.2%
100,093		Alcoa Corp.	6,384,932
565,493		Celanese Corp.	38,317,806
207,330		Newmont Corp.	23,032,290
60,608		PPG Industries, Inc.	6,575,968
		TOTAL	74,310,996
		Real Estate—2.9%
60,859	[1]	CBRE Group, Inc.	8,686,405
42,071		Iron Mountain, Inc.	5,300,525
392,923		Kilroy Realty Corp.	13,068,619
67,862		SBA Communications Corp.	15,011,075
238,061		SL Green Realty Corp.	10,096,167
78,256		Welltower, Inc.	17,008,159
		TOTAL	69,170,950
		Utilities—4.4%
70,366		American Electric Power Co., Inc.	9,647,882
45,521		DTE Energy Co.	6,905,081
210,005		Duke Energy Corp.	27,206,148
127,508		Edison International	8,860,531
620,618		Exelon Corp.	28,542,222
161,752		Pinnacle West Capital Corp.	16,776,917
51,804		Southern Co.	5,009,447
		TOTAL	102,948,228
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,696,679,725)	2,301,792,806
Semi-Annual Financial Statements and Additional Information

Shares		Value
	INVESTMENT COMPANY—2.2%
50,830,759	Federated Hermes Government Obligations Fund, Class Premier, 3.58%[2] (IDENTIFIED COST $50,830,759)	$ 50,830,759
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $1,747,510,484)[3]	2,352,623,565
	OTHER ASSETS AND LIABILITIES - NET—(0.2%)[4]	(4,934,005)
	NET ASSETS—100%	$2,347,689,560
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2026, were as follows:
Affiliated	Value as of 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Value as of 4/30/2026	Shares held as of 4/30/2026	Dividend Income
Consumer Discretionary:
Advance Auto Parts, Inc.	$31,417,659	$—	$(3,104,879)	$7,538,195	$146,088	$35,997,063	604,891	$308,292
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 10/31/2025	$44,278,395
Purchases at Cost	$173,572,919
Proceeds from Sales	$(167,020,555)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 4/30/2026	$50,830,759
Shares Held as of 4/30/2026	50,830,759
Dividend Income	$844,175

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at April 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$34.98	$34.95	$25.50	$28.89	$35.46	$25.00
Income From Investment Operations:
Net investment income[1]	0.13	0.29	0.32	0.36	0.35	0.34
Net realized and unrealized gain (loss)	4.49	4.40	9.62	0.11	(1.17)	10.48
TOTAL FROM INVESTMENT OPERATIONS	4.62	4.69	9.94	0.47	(0.82)	10.82
Less Distributions:
Distributions from net investment income	(0.12)	(0.32)	(0.31)	(0.38)	(0.30)	(0.36)
Distributions from net realized gain	(1.92)	(4.34)	(0.18)	(3.48)	(5.45)	—
TOTAL DISTRIBUTIONS	(2.04)	(4.66)	(0.49)	(3.86)	(5.75)	(0.36)
Net Asset Value, End of Period	$37.56	$34.98	$34.95	$25.50	$28.89	$35.46
Total Return[2]	13.68%	14.84%	39.33%	1.36%	(2.73)%	43.46%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	0.98%[5]	0.98%[5]	0.98%[5]	0.98%	0.98%
Net investment income	0.76%[4]	0.89%	1.03%	1.34%	1.18%	1.06%
Expense waiver/reimbursement[6]	0.06%[4]	0.13%	0.18%	0.21%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$679,415	$622,188	$605,484	$475,426	$515,670	$578,491
Portfolio turnover[7]	32%	61%	69%	95%	111%	70%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.98%, 0.98% and 0.98% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$35.05	$35.03	$25.57	$28.96	$35.52	$25.04
Income From Investment Operations:
Net investment income[1]	(0.00)[2]	0.03	0.08	0.15	0.11	0.07
Net realized and unrealized gain (loss)	4.50	4.41	9.64	0.11	(1.16)	10.51
TOTAL FROM INVESTMENT OPERATIONS	4.50	4.44	9.72	0.26	(1.05)	10.58
Less Distributions:
Distributions from net investment income	(0.01)	(0.08)	(0.08)	(0.17)	(0.06)	(0.10)
Distributions from net realized gain	(1.92)	(4.34)	(0.18)	(3.48)	(5.45)	—
TOTAL DISTRIBUTIONS	(1.93)	(4.42)	(0.26)	(3.65)	(5.51)	(0.10)
Net Asset Value, End of Period	$37.62	$35.05	$35.03	$25.57	$28.96	$35.52
Total Return[3]	13.26%	13.93%	38.23%	0.55%	(3.48)%	42.34%
Ratios to Average Net Assets:
Net expenses[4]	1.76%[5]	1.77%[6]	1.77%[6]	1.78%[6]	1.79%	1.77%
Net investment income (loss)	(0.02)%[5]	0.09%	0.25%	0.55%	0.38%	0.27%
Expense waiver/reimbursement[7]	0.04%[5]	0.11%	0.17%	0.19%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,856	$21,625	$13,540	$9,330	$10,144	$11,057
Portfolio turnover[8]	32%	61%	69%	95%	111%	70%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.77%, 1.77% and 1.78% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$35.00	$34.98	$25.52	$28.92	$35.47	$25.01
Income From Investment Operations:
Net investment income[1]	0.05	0.14	0.18	0.24	0.22	0.20
Net realized and unrealized gain (loss)	4.50	4.40	9.63	0.11	(1.15)	10.49
TOTAL FROM INVESTMENT OPERATIONS	4.55	4.54	9.81	0.35	(0.93)	10.69
Less Distributions:
Distributions from net investment income	(0.04)	(0.18)	(0.17)	(0.27)	(0.17)	(0.23)
Distributions from net realized gain	(1.92)	(4.34)	(0.18)	(3.48)	(5.45)	—
TOTAL DISTRIBUTIONS	(1.96)	(4.52)	(0.35)	(3.75)	(5.62)	(0.23)
Net Asset Value, End of Period	$37.59	$35.00	$34.98	$25.52	$28.92	$35.47
Total Return[2]	13.45%	14.30%	38.73%	0.88%	(3.12)%	42.86%
Ratios to Average Net Assets:
Net expenses[3]	1.44%[4]	1.43%[5]	1.43%[5]	1.43%[5]	1.43%	1.40%
Net investment income	0.31%[4]	0.44%	0.59%	0.89%	0.73%	0.65%
Expense waiver/reimbursement[6]	0.04%[4]	0.12%	0.17%	0.19%	0.20%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,717	$16,872	$16,380	$14,962	$15,260	$18,448
Portfolio turnover[7]	32%	61%	69%	95%	111%	70%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.43%, 1.43% and 1.43% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$35.00	$34.97	$25.52	$28.91	$35.47	$25.01
Income From Investment Operations:
Net investment income[1]	0.17	0.35	0.39	0.42	0.42	0.42
Net realized and unrealized gain (loss)	4.50	4.41	9.62	0.11	(1.16)	10.47
TOTAL FROM INVESTMENT OPERATIONS	4.67	4.76	10.01	0.53	(0.74)	10.89
Less Distributions:
Distributions from net investment income	(0.16)	(0.39)	(0.38)	(0.44)	(0.37)	(0.43)
Distributions from net realized gain	(1.92)	(4.34)	(0.18)	(3.48)	(5.45)	—
TOTAL DISTRIBUTIONS	(2.08)	(4.73)	(0.56)	(3.92)	(5.82)	(0.43)
Net Asset Value, End of Period	$37.59	$35.00	$34.97	$25.52	$28.91	$35.47
Total Return[2]	13.82%	15.08%	39.61%	1.58%	(2.48)%	43.76%
Ratios to Average Net Assets:
Net expenses[3]	0.77%[4]	0.76%[5]	0.76%[5]	0.76%[5]	0.76%	0.76%
Net investment income	0.97%[4]	1.07%	1.25%	1.57%	1.39%	1.27%
Expense waiver/reimbursement[6]	0.05%[4]	0.12%	0.17%	0.19%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,300,917	$1,038,473	$460,910	$317,853	$370,565	$456,561
Portfolio turnover[7]	32%	61%	69%	95%	111%	70%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.76%, 0.76% and 0.76% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$35.05	$35.01	$25.55	$28.94	$35.50	$25.03
Income From Investment Operations:
Net investment income[1]	0.13	0.29	0.32	0.36	0.35	0.38
Net realized and unrealized gain (loss)	4.50	4.41	9.63	0.11	(1.16)	10.45
TOTAL FROM INVESTMENT OPERATIONS	4.63	4.70	9.95	0.47	(0.81)	10.83
Less Distributions:
Distributions from net investment income	(0.12)	(0.32)	(0.31)	(0.38)	(0.30)	(0.36)
Distributions from net realized gain	(1.92)	(4.34)	(0.18)	(3.48)	(5.45)	—
TOTAL DISTRIBUTIONS	(2.04)	(4.66)	(0.49)	(3.86)	(5.75)	(0.36)
Net Asset Value, End of Period	$37.64	$35.05	$35.01	$25.55	$28.94	$35.50
Total Return[2]	13.67%	14.84%	39.29%	1.35%	(2.70)%	43.44%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	0.98%[5]	0.98%[5]	0.98%[5]	0.98%	0.98%
Net investment income	0.76%[4]	0.89%	1.04%	1.34%	1.18%	1.07%
Expense waiver/reimbursement[6]	0.06%[4]	0.12%	0.18%	0.20%	0.19%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$166,568	$154,162	$152,190	$122,229	$137,041	$159,943
Portfolio turnover[7]	32%	61%	69%	95%	111%	70%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.98%, 0.98% and 0.98% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2026	Year Ended October 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$35.06	$35.01	$25.55	$28.94	$35.50	$25.03
Income From Investment Operations:
Net investment income[1]	0.18	0.38	0.42	0.43	0.44	0.43
Net realized and unrealized gain (loss)	4.50	4.43	9.62	0.12	(1.16)	10.49
TOTAL FROM INVESTMENT OPERATIONS	4.68	4.81	10.04	0.55	(0.72)	10.92
Less Distributions:
Distributions from net investment income	(0.17)	(0.42)	(0.40)	(0.46)	(0.39)	(0.45)
Distributions from net realized gain	(1.92)	(4.34)	(0.18)	(3.48)	(5.45)	—
TOTAL DISTRIBUTIONS	(2.09)	(4.76)	(0.58)	(3.94)	(5.84)	(0.45)
Net Asset Value, End of Period	$37.65	$35.06	$35.01	$25.55	$28.94	$35.50
Total Return[2]	13.83%	15.20%	39.69%	1.65%	(2.41)%	43.86%
Ratios to Average Net Assets:
Net expenses[3]	0.70%[4]	0.69%[5]	0.69%[5]	0.69%[5]	0.69%	0.69%
Net investment income	1.04%[4]	1.15%	1.33%	1.62%	1.46%	1.34%
Expense waiver/reimbursement[6]	0.04%[4]	0.11%	0.17%	0.18%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$154,216	$131,841	$73,536	$56,641	$49,211	$57,930
Portfolio turnover[7]	32%	61%	69%	95%	111%	70%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.69%, 0.69% and 0.69% for the years ended October 31, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
April 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $86,827,822 of investment in affiliated holdings* (identified cost $1,747,510,484, including $71,649,363 of identified cost in affiliated holdings)	$2,352,623,565
Receivable for investments sold	16,186,650
Receivable for shares sold	1,546,868
Income receivable	1,395,166
Income receivable from affiliated holdings	138,143
Total Assets	2,371,890,392
Liabilities:
Payable for investments purchased	$22,659,157
Payable for shares redeemed	982,197
Payable for other service fees (Notes 2 and 5)	319,360
Payable for investment adviser fee (Note 5)	39,221
Payable for distribution services fee (Note 5)	24,130
Payable for administrative fee (Note 5)	4,968
Accrued expenses (Note 5)	171,799
TOTAL LIABILITIES	24,200,832
Net assets for 62,456,181 shares outstanding	$2,347,689,560
Net Assets Consist of:
Paid-in capital	$1,698,919,529
Total distributable earnings (loss)	648,770,031
NET ASSETS	$2,347,689,560
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($679,415,344 ÷ 18,088,311 shares outstanding), no par value, unlimited shares authorized	$37.56
Offering price per share (100/94.50 of $37.56)	$39.75
Redemption proceeds per share	$37.56
Class C Shares:
Net asset value per share ($28,856,395 ÷ 766,986 shares outstanding), no par value, unlimited shares authorized	$37.62
Offering price per share	$37.62
Redemption proceeds per share (99.00/100 of $37.62)	$37.24
Class R Shares:
Net asset value per share ($17,717,097 ÷ 471,309 shares outstanding), no par value, unlimited shares authorized	$37.59
Offering price per share	$37.59
Redemption proceeds per share	$37.59
Institutional Shares:
Net asset value per share ($1,300,916,864 ÷ 34,608,739 shares outstanding), no par value, unlimited shares authorized	$37.59
Offering price per share	$37.59
Redemption proceeds per share	$37.59
Service Shares:
Net asset value per share ($166,568,050 ÷ 4,424,912 shares outstanding), no par value, unlimited shares authorized	$37.64
Offering price per share	$37.64
Redemption proceeds per share	$37.64
Class R6 Shares:
Net asset value per share ($154,215,810 ÷ 4,095,924 shares outstanding), no par value, unlimited shares authorized	$37.65
Offering price per share	$37.65
Redemption proceeds per share	$37.65

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended April 30, 2026 (unaudited)

Investment Income:
Dividends (including $1,152,467 received from affiliated holdings* and net of foreign taxes withheld of $36,213)	$18,646,939
Expenses:
Investment adviser fee (Note 5)	$6,511,920
Administrative fee (Note 5)	827,478
Custodian fees	27,959
Transfer agent fees (Note 2)	966,626
Directors’/Trustees’ fees (Note 5)	5,309
Auditing fees	17,214
Legal fees	5,474
Distribution services fee (Note 5)	134,777
Other service fees (Notes 2 and 5)	1,026,570
Portfolio accounting fees	109,491
Share registration costs	93,132
Printing and postage	37,123
Miscellaneous (Note 5)	18,022
TOTAL EXPENSES	9,781,095
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(461,277)
Reimbursement of other operating expenses (Notes 2 and 5)	(74,384)
TOTAL WAIVER AND REIMBURSEMENTS	(535,661)
Net expenses	9,245,434
Net investment income	9,401,505
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $146,088 of investments in an affiliated holding*)	45,926,056
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $7,538,195 of investments in affiliated holding*)	222,903,855
Net realized and unrealized gain (loss) on investments	268,829,911
Change in net assets resulting from operations	$278,231,416

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2026	Year Ended 10/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,401,505	$15,720,189
Net realized gain	45,926,056	108,042,411
Net change in unrealized appreciation/depreciation	222,903,855	107,841,105
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	278,231,416	231,603,705
Distributions to Shareholders:
Class A Shares	(35,998,391)	(80,695,249)
Class C Shares	(1,204,194)	(1,814,798)
Class R Shares	(932,865)	(2,104,308)
Institutional Shares	(63,282,093)	(67,651,916)
Service Shares	(8,923,917)	(20,318,788)
Class R6 Shares	(8,046,235)	(9,302,075)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(118,387,695)	(181,887,134)
Share Transactions:
Proceeds from sale of shares	378,312,651	787,930,073
Net asset value of shares issued to shareholders in payment of distributions declared	107,400,232	170,275,141
Cost of shares redeemed	(283,028,958)	(344,799,259)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	202,683,925	613,405,955
Change in net assets	362,527,646	663,122,526
Net Assets:
Beginning of period	1,985,161,914	1,322,039,388
End of period	$2,347,689,560	$1,985,161,914
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
April 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Adviser Series (the “Trust”) was established as a Delaware statutory trust on June 12, 2017, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Hermes MDT Large Cap Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund’s investment objective is to provide growth of income and capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $535,661 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2026, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$255,820	$(38,434)
Class C Shares	11,203	—
Class R Shares	22,797	(38)
Institutional Shares	585,609	(21,756)
Service Shares	71,331	(14,156)
Class R6 Shares	19,866	—
TOTAL	$966,626	$(74,384)
Semi-Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$802,201
Class C Shares	30,368
Service Shares	194,001
TOTAL	$1,026,570
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2026, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	270,099	$9,626,701	714,713	$23,328,672
Shares issued to shareholders in payment of distributions declared	978,380	34,108,641	2,384,674	76,171,189
Shares redeemed	(948,595)	(33,762,291)	(2,636,605)	(86,761,148)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	299,884	$9,973,051	462,782	$12,738,713
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	160,721	$5,770,266	305,826	$10,080,206
Shares issued to shareholders in payment of distributions declared	34,475	1,203,584	56,706	1,812,267
Shares redeemed	(45,140)	(1,613,063)	(132,162)	(4,290,524)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	150,056	$5,360,787	230,370	$7,601,949
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	41,986	$1,494,585	176,333	$5,516,189
Shares issued to shareholders in payment of distributions declared	26,750	932,865	65,897	2,104,308
Shares redeemed	(79,441)	(2,836,032)	(228,529)	(7,405,470)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(10,705)	$(408,582)	13,701	$215,027
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,697,183	$310,739,676	19,851,801	$649,434,597
Shares issued to shareholders in payment of distributions declared	1,625,750	56,741,209	2,042,498	65,401,919
Shares redeemed	(5,383,601)	(192,246,919)	(5,406,098)	(176,760,521)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,939,332	$175,233,966	16,488,201	$538,075,995
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	174,930	$6,230,408	382,985	$12,697,815
Shares issued to shareholders in payment of distributions declared	217,533	7,601,092	531,832	17,020,378
Shares redeemed	(366,062)	(13,058,861)	(863,360)	(28,535,000)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	26,401	$772,639	51,457	$1,183,193
	Six Months Ended 4/30/2026		Year Ended 10/31/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,245,697	$44,451,015	2,615,545	$86,872,594
Shares issued to shareholders in payment of distributions declared	194,872	6,812,841	242,093	7,765,080
Shares redeemed	(1,105,535)	(39,511,792)	(1,196,978)	(41,046,596)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	335,034	$11,752,064	1,660,660	$53,591,078
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,740,002	$202,683,925	18,907,171	$613,405,955
4. FEDERAL TAX INFORMATION
At April 30, 2026, the cost of investments for federal tax purposes was $1,747,510,484. The net unrealized appreciation of investments for federal tax purposes was $605,113,081. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $656,529,700 and unrealized depreciation from investments for those securities having an excess of cost over value of $51,416,619.
Semi-Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.700% on the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets and 0.400% of average daily net assets in excess of $2 billion. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2026, the Adviser voluntarily waived $442,142 of its fee and voluntarily reimbursed $74,384 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2026, the Adviser reimbursed $19,135.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$91,718
Class R Shares	43,059
TOTAL	$134,777
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2026, FSC retained $41,199 of fees paid by the Fund. For the six months ended April 30, 2026, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended April 30, 2026, FSSC received $194,846 of other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of the Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2026, FSC retained $10,309 in sales charges from the sale of Class A Shares. FSC also retained $991 and $778 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Semi-Annual Financial Statements and Additional Information

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.81%, 1.44%, 0.77%, 0.99% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to January 1, 2026, the Fee Limit for Class A Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares was 0.98%, 1.80%, 1.43%, 0.76%, 0.98% and 0.69%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2026, were as follows:
Purchases	$769,148,589
Sales	$675,540,584
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2026, the Fund had no outstanding loans. During the six months ended April 30, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2026, there were no outstanding loans. During the six months ended April 30, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
FEDERATED HERMES MDT LARGE CAP VALUE FUND (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes
Semi-Annual Financial Statements and Additional Information

fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction for the Fund by 3 basis points, effective January 1, 2025.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Semi-Annual Financial Statements and Additional Information

whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Large Cap Value Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314209206
CUSIP 314209404
CUSIP 314209503
CUSIP 314209701
CUSIP 314209800
CUSIP 314209602
Q454127 (6/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes SDG Engagement Equity Fund: Not Applicable.

Federated Hermes MDT Large Cap Value Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes SDG Engagement Equity Fund: Not Applicable.

Federated Hermes MDT Large Cap Value Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes SDG Engagement Equity Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Value Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes SDG Engagement Equity Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Value Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Adviser Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  June 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  June 23, 2026